Organization and Business Description - Narrative (Details)	Jul. 10, 2025	May 30, 2025	Apr. 24, 2024 USD ($) $ / shares shares	Apr. 24, 2024 HKD ($) shares	Apr. 24, 2024 HKD ($)
Organization And Business Description [Line Items]
Deferred offering costs			$ 576,643		$ 4,497,815
Stockholders' equity note, stock split, conversion ratio		8
Subsequent event
Organization And Business Description [Line Items]
Stockholders' equity note, stock split, conversion ratio	8
IPO
Organization And Business Description [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares			208,333	208,333
Sale of stock, price per share (in USD per share) | $ / shares			$ 36
Net proceeds from IPO			$ 5,689,251	$ 44,376,168
Payments for stock issuance costs			1,234,108	$ 9,626,043
Deferred offering costs			$ 576,643		$ 4,497,815